Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
19.	RELATED PARTY TRANSACTIONS

The amounts due from/to related parties represent amounts provided to/by Qiyi in the ordinary course of business. Upon the completion of the acquisition of Qiyi on November 26, 2012, these balances have been eliminated.